Consolidated statement of comprehensive income (Parenthetical) - EUR (€) € in Millions		12 Months Ended
	May 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disposals [Line Items]
Gain on disposal		€ (406)	€ 489
Elida Beauty
Disclosure Of Disposals [Line Items]
Foreign currency translation reserve write-off		€ 545
Suave
Disclosure Of Disposals [Line Items]
Gain on disposal	€ 497		€ 497
Ekaterra
Disclosure Of Disposals [Line Items]
Gain on disposal				€ 2,303